AQR FUNDS

Supplement dated March 1, 2022 (“Supplement”)

to the Statement of Additional Information,

dated October 19, 2021, as amended (the “SAI”),

of the AQR Macro Opportunities Fund

(the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 1, 2022, the Board of Trustees of AQR Funds (the “Trust”) has appointed Kathleen Hagerty as a trustee of the Trust. Accordingly, effective immediately:

•	the section entitled “Management of the Funds,” beginning on page 27 of the SAI, is hereby deleted in its entirety and replaced with the following:

The overall management of the business and affairs of the Fund is vested with the Board of Trustees. The Board of Trustees consists of seven individuals (each, a “Trustee”), six of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of the Fund’s day-to-day operations is delegated to its officers, the Adviser and the Fund’s administrator, subject always to the investment objectives and policies of the Fund and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

Disinterested Trustees[2]
Brian Posner, M.B.A, 1961	Chairman of the Board, since 2020; Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	32	Biogen Inc. (since 2008) (biotechnology company)[4]; Arch Capital Group (since 2010) (insurance company); Bioverativ Inc. (2017-2018)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Retired Independent Consultant (2014-2020)	32	None

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Retired from Atwell Partners, LLC (2012-2019) (consulting)	32	Webster Financial Corporation (since 2014) (banking); Blucora, Inc. (2017-2019)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	32	Kiwi Wealth (wealth management) (since 2020)

Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Professor, Columbia Business School (since 2002)	32	Exchange Traded Concepts Trust (19 portfolios) (since 2011)

Kathleen Hagerty, Ph.D., M.B.A.	Trustee, since 2022	Provost (since 2020) and Associate Provost (2019-2020), Northwestern University; Interim Dean (2019-2020), Senior Associate Dean (2016-2019) and Professor (since 1984), Kellogg School of Management, Northwestern University	32	None

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	32	None
Officers
Ted Pyne, M.B.A., Ph.D., 1966	Chief Executive Officer and President, since 2020	Principal, AQR Capital Management, LLC (since 2016)	N/A	N/A

H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal, Chief Legal Officer and Global Head of Compliance, AQR Capital Management, LLC (since 2013)	N/A	N/A

Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

Patrick Ryan, CPA 1965	Assistant Treasurer, since 2020	Principal, AQR Capital Management, LLC (since 2012)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Managing Director, AQR Capital Management, LLC (since 2013)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

Matthew Plastina, 1970	Assistant Treasurer, since 2020	Vice President, AQR Capital Management, LLC (since 2018); Executive Director, JP Morgan Investment Management (2010-2018)	N/A	N/A

1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.

2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an interested person of the Trust because of his position with the Adviser.

4 Mr. Posner will be retiring from his position on the Board of Directors of Biogen Inc. effective as of the company’s 2022 annual meeting of stockholders.

•	The first paragraph under the heading “Leadership Structure of the Board of Trustees,” beginning on page 29 of the SAI, is hereby deleted in its entirety and replaced with the following:

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees. The Trust, on behalf of the Fund, has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and any other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and the Fund’s investment objectives and strategies. The Board is presently composed of seven members, six of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no Trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

•	The following is added as the seventh paragraph under the heading “Board of Trustees and Committees” beginning on page 30 of the SAI:

Kathleen M. Hagerty, Ph.D., M.B.A. Ms. Hagerty has served as Trustee of the Trust since 2022. Ms. Hagerty has over 30 years of experience as a professor of finance at Northwestern University, holding many leadership positions within the Kellogg School of Management. She currently serves as the Provost of Northwestern University and holds the First Chicago Professorship in Finance at the Kellogg School of Management. Ms. Hagerty has corporate governance experience serving on the board of a not-for-profit organization and having served as a member of the National Adjudicatory Council of the National Association of Security Dealers. She also has consulting experience providing derivatives training to various financial services firms.

•	The section entitled “Fund Ownership of the Trustees,” beginning on page 32 of the SAI, is hereby deleted in its entirety and replaced with the following:

The following table sets forth, for each Trustee, the dollar range of shares owned in the Fund as of December 31, 2020 (unless otherwise indicated), as well as the aggregate dollar range of shares owned by the Trustee in the Trust as of the same date:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
Brian Posner, M.B.A.	N/A	None	Over $100,000*
L. Joe Moravy, M.B.A., CPA	N/A	None	Over $100,000*
William L. Atwell, M.B.A.	N/A	None	Over $100,000*
Gregg D. Behrens, M.M.	N/A	None	Over $100,000*
Mark A. Zurack, M.B.A., CFA	N/A	None	Over $100,000*
Kathleen Hagerty, Ph.D., M.B.A.	N/A	None	None**
David Kabiller, CFA	AQR Macro Opportunities Fund	Over $100,000	Over $100,000*

* Trustee holds equity securities in other series of the Trust which are described in a separate Statement of Additional Information.

** Information provided as of January 31, 2022. Trustee was appointed as a Trustee to the Trust on March 1, 2022.

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